Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table summarizes the relationship between executive “Compensation Actually Paid” (or “CAP”) and certain financial performance of the Company for the years ended December 31, 2025, 2024, and 2023, as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (in millions)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2025	$5,341,897	$25,292,471	$1,961,837	$7,588,184	$1,625.56	$195.59
2024	$4,334,512	$8,726,817	$1,890,683	$3,303,686	$672.22	$61.54
2023	$4,998,446	$6,496,734	$2,112,965	$2,601,096	$362.22	$45.31
Column (b)
. Reflects compensation amounts reported in the “Summary Compensation Table” or “SCT” for our PEO, Ernie Garateix, for the respective years shown.
Columns (c) & (e)
. Represent the amount of “Compensation Actually Paid” to our PEO and the average amount of “Compensation Actually Paid” to our non-PEO
NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation
S-K.
This amount does not reflect the total compensation actually realized or received by our PEO or non-PEO
NEOs. In accordance with Item 402(v) of Regulation
S-K,
these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards, as shown in the table below, was determined by reference to (1) for time-based restricted stock and restricted stock unit awards, the closing price per share on the applicable year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (2) for performance-based restricted stock awards, the same valuation methodology as restricted stock awards above except that the year-end
values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date. For information regarding decisions made by our Compensation Committee with respect to our NEOs’ compensation for each fiscal year, please see the “Executive Compensation” section of this proxy statement and the proxy statement for the 2025 annual meeting of stockholders.

	2025		2024		2023
	PEO	Avg. Non-PEO NEOs	PEO	Avg. Non-PEO NEOs	PEO	Avg. Non-PEO NEOs
Reported SCT Total ($)	5,341,897	1,961,837	4,334,512	1,890,683	4,998,446	2,112,965
Reported SCT Stock Award Value ($)	2,757,824	678,551	1,657,500	473,750	2,475,000	825,000
Reported SCT Option Award Value ($)	—	—	—	—	—	—
Year-end FV of Awards Granted in the Applicable FY ($)	6,253,330	1,495,932	2,490,664	696,639	3,515,688	1,198,526
Change in FV of Awards Granted in Prior Years that were Unvested as of Applicable FY End ($)	14,203,923	4,137,493	2,632,722	923,158	(146,300)	(45,645)
Change in FV of Awards Granted in Prior Years that Vested in the Applicable FY ($)	2,251,145	671,474	926,419	266,956	634,251	166,478
Change in Dividend Accrued in the Applicable FY ($)	—	—	—	—	(30,351)	(6,227)
Compensation Actually Paid ($)	25,292,471	7,588,184	8,726,817	3,303,686	6,496,734	2,601,096
Column (d)
. The following
non-PEO
NEOs are included in the average figures shown for each covered year: Kirk Lusk and Tim Moura for 2025, 2024 and 2023.
Column (f)
. Calculated in the same manner as required under Item 201(e) of Regulation
S-K,
represents
the cumulative total shareholder return (“TSR”) of Heritage for the measurement periods ending on December 31, 2025, 2024 and 2023, respectively, which illustrates the value, as of the last day of the applicable measurement period, of an investment of $100 in Heritage common stock on December 31, 2022.
Colum (h)
. Reflects “Net Income” in our consolidated statements of operations included in our Annual Reports on Form
10-K
for the years ended December 31, 2025, 2024 and 2023.

Named Executive Officers, Footnote	Column (d) . The following non-PEO NEOs are included in the average figures shown for each covered year: Kirk Lusk and Tim Moura for 2025, 2024 and 2023.
PEO Total Compensation Amount	$ 5,341,897	$ 4,334,512	$ 4,998,446
PEO Actually Paid Compensation Amount	$ 25,292,471	8,726,817	6,496,734
Adjustment To PEO Compensation, Footnote

	2025		2024		2023
	PEO	Avg. Non-PEO NEOs	PEO	Avg. Non-PEO NEOs	PEO	Avg. Non-PEO NEOs
Reported SCT Total ($)	5,341,897	1,961,837	4,334,512	1,890,683	4,998,446	2,112,965
Reported SCT Stock Award Value ($)	2,757,824	678,551	1,657,500	473,750	2,475,000	825,000
Reported SCT Option Award Value ($)	—	—	—	—	—	—
Year-end FV of Awards Granted in the Applicable FY ($)	6,253,330	1,495,932	2,490,664	696,639	3,515,688	1,198,526
Change in FV of Awards Granted in Prior Years that were Unvested as of Applicable FY End ($)	14,203,923	4,137,493	2,632,722	923,158	(146,300)	(45,645)
Change in FV of Awards Granted in Prior Years that Vested in the Applicable FY ($)	2,251,145	671,474	926,419	266,956	634,251	166,478
Change in Dividend Accrued in the Applicable FY ($)	—	—	—	—	(30,351)	(6,227)
Compensation Actually Paid ($)	25,292,471	7,588,184	8,726,817	3,303,686	6,496,734	2,601,096

Non-PEO NEO Average Total Compensation Amount	$ 1,961,837	1,890,683	2,112,965
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,588,184	3,303,686	2,601,096
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024		2023
	PEO	Avg. Non-PEO NEOs	PEO	Avg. Non-PEO NEOs	PEO	Avg. Non-PEO NEOs
Reported SCT Total ($)	5,341,897	1,961,837	4,334,512	1,890,683	4,998,446	2,112,965
Reported SCT Stock Award Value ($)	2,757,824	678,551	1,657,500	473,750	2,475,000	825,000
Reported SCT Option Award Value ($)	—	—	—	—	—	—
Year-end FV of Awards Granted in the Applicable FY ($)	6,253,330	1,495,932	2,490,664	696,639	3,515,688	1,198,526
Change in FV of Awards Granted in Prior Years that were Unvested as of Applicable FY End ($)	14,203,923	4,137,493	2,632,722	923,158	(146,300)	(45,645)
Change in FV of Awards Granted in Prior Years that Vested in the Applicable FY ($)	2,251,145	671,474	926,419	266,956	634,251	166,478
Change in Dividend Accrued in the Applicable FY ($)	—	—	—	—	(30,351)	(6,227)
Compensation Actually Paid ($)	25,292,471	7,588,184	8,726,817	3,303,686	6,496,734	2,601,096

Compensation Actually Paid vs. Total Shareholder Return
The chart below provides an illustration of the relationship between CAP and the total shareholder return of Heritage. The amount of CAP to our PEO and the average amount of CAP to our
Non-PEO
NEOs as a group (excluding our PEO) is aligned with our cumulative TSR over the three years presented in the table.

Compensation Actually Paid vs. Net Income
The chart below provides an illustration of the relationship between CAP and net income. The amount of CAP to our PEO and the average amount of CAP to our
Non-PEO
NEOs as a group (excluding our PEO) is aligned with our net income over the three years presented in the table.

Total Shareholder Return Amount	$ 1,625.56	672.22	362.22
Net Income (Loss)	195,590,000	61,540,000	45,310,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,757,824	1,657,500	2,475,000
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,253,330	2,490,664	3,515,688
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,203,923	2,632,722	(146,300)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,251,145	926,419	634,251
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(30,351)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	678,551	473,750	825,000
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,495,932	696,639	1,198,526
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,137,493	923,158	(45,645)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	671,474	266,956	166,478
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (6,227)